FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments

February 28, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
LIFE SCIENCE EQUIPMENT — 8.8%
American Equity Investment Life Holding Co.	593,598	$22,372,708
American National Group, Inc.	54,054	10,217,828
CNO Financial Group, Inc.	554,434	13,400,670
		$45,991,206
BANKS — 7.9%
Axos Financial, Inc.(a)	204,139	$11,174,569
Investors Bancorp, Inc.	260,790	4,365,625
ServisFirst Bancshares, Inc.	296,364	25,896,286
		$41,436,480
INFORMATION TECHNOLOGY SERVICES — 6.4%
CSG Systems International, Inc.	179,166	$11,058,126
Fabrinet (Thailand)(a)	154,272	15,447,255
Science Applications International Corp.	82,975	7,276,078
		$33,781,459
SEMICONDUCTOR DEVICES — 6.2%
Qorvo, Inc.(a)	33,080	$4,524,683
Synaptics, Inc.(a)	85,911	19,624,650
Vishay Intertechnology, Inc.	436,307	8,372,731
		$32,522,064
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 6.0%
Carter's, Inc.	58,772	$5,682,077
Deckers Outdoor Corp.(a)	27,860	8,041,510
G-III Apparel Group Ltd.(a)	291,416	8,083,880
PVH Corp.	98,166	9,609,470
		$31,416,937
P&C INSURANCE — 5.7%
Horace Mann Educators Corp.	404,378	$16,818,081
RLI Corp.	129,811	13,175,817
		$29,993,898
INDUSTRIALS — 5.3%
CSW Industrials, Inc.	73,777	$8,877,586
Kimball International, Inc. Class B	242,750	2,250,293
L B Foster Co. Class A (a)	112,678	1,771,298
MasTec, Inc.(a)	184,984	14,569,340
Powell Industries, Inc.	4,994	105,573
		$27,574,090
OIL & GAS SERVICES & EQUIPMENT — 4.7%
New Jersey Resources Corp.	272,460	$11,884,705
South Jersey Industries, Inc.	377,898	12,822,079
		$24,706,784
TECHNOLOGY DISTRIBUTORS — 3.3%
Arrow Electronics, Inc.(a)	31,199	$3,802,534
TD SYNNEX Corp.	133,212	13,564,978
		$17,367,512

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

February 28, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
COMMUNICATIONS EQUIPMENT — 3.0%
InterDigital, Inc.	240,918	$15,519,938
		$15,519,938
INDUSTRIAL DISTRIBUTION & RENTAL — 2.7%
MSC Industrial Direct Co., Inc. Class A	152,439	$11,810,974
VSE Corp.	47,401	2,258,657
		$14,069,631
APPLICATION SOFTWARE — 2.5%
Concentrix Corp.	65,895	$13,171,752
		$13,171,752
OTHER WHOLESALERS — 2.4%
Schweitzer-Mauduit International, Inc.	409,371	$12,780,563
		$12,780,563
CEMENT & AGGREGATES — 2.3%
Oshkosh Corp.	108,061	$11,999,093
		$11,999,093
HEALTH CARE SUPPLY CHAIN — 1.6%
Owens & Minor, Inc.	193,165	$8,528,235
		$8,528,235
PUBLISHING & BROADCASTING — 1.6%
Scholastic Corp.	194,109	$8,168,107
		$8,168,107
PACKAGED FOOD — 1.4%
TreeHouse Foods, Inc.(a)	113,536	$4,456,288
United Natural Foods, Inc.(a)	74,032	2,978,307
		$7,434,595
FINANCIALS — 1.4%
MGIC Investment Corp.	475,000	$7,210,500
		$7,210,500
AIRCRAFT & PARTS — 1.3%
Atlas Air Worldwide Holdings, Inc.(a)	40,295	$3,157,516
Ducommun, Inc.(a)	73,372	3,706,020
		$6,863,536
FLOW CONTROL EQUIPMENT — 1.3%
Graco, Inc.	94,946	$6,844,657
		$6,844,657

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

February 28, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
AGRICULTURAL MACHINERY — 1.2%
AGCO Corp.	12,587	$1,512,454
Darling Ingredients, Inc.(a)	65,838	4,771,938
		$6,284,392
REAL ESTATE SERVICES — 1.0%
Equity Commonwealth(a)	196,306	$5,215,850
		$5,215,850
CONTAINERS & PACKAGING — 0.9%
Graphic Packaging Holding Co.	231,077	$4,755,565
		$4,755,565
RETAILING — 0.9%
Sprouts Farmers Market, Inc.(a)	162,980	$4,641,670
		$4,641,670
BASIC & DIVERSIFIED CHEMICALS — 0.8%
Livent Corp.(a)	169,440	$3,990,312
		$3,990,312
OTHER COMMERCIAL SERVICES — 0.7%
UniFirst Corp.	20,452	$3,706,925
		$3,706,925
ELECTRICAL COMPONENTS — 0.7%
Chase Corp.	14,303	$1,313,444
Littelfuse, Inc.	8,195	2,116,031
		$3,429,475
METAL SERVICE CENTER & OTHER WHOLESALERS — 0.4%
Colfax Corp.(a)	50,923	$2,047,614
		$2,047,614
INSURANCE BROKERS — 0.0%
Crawford & Co. Class B	15,177	$114,738
		$114,738
TOTAL COMMON STOCKS — 82.4% (Cost $287,380,767)		$431,567,578

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

February 28, 2022

(Unaudited)

PREFERRED STOCKS	Shares or Principal Amount	Fair Value
PREFERRED STOCKS — 0.0%
INDUSTRIALS — 0.0%
WESCO International, Inc.	6,085	$177,560

TOTAL PREFERRED STOCKS — 0.0% (Cost $161,253)		$177,560

TOTAL INVESTMENT SECURITIES — 82.4% (Cost $287,542,020)		$431,745,138

SHORT-TERM INVESTMENTS — 18.0%
State Street Institutional Treasury Plus Money Market Fund, 0.01%(b)	$93,959,393	$93,959,393
TOTAL SHORT-TERM INVESTMENTS (Cost $93,959,393)		$93,959,393

TOTAL INVESTMENTS — 100.4% (Cost $381,501,413)		$525,704,531
Other Assets and Liabilities, net — (0.4)%		(2,070,042)
NET ASSETS — 100.0%		$523,634,489

(a)	Non-income producing security.
(b)	Represents the 7-day effective yield as of February 28, 2022.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of February 28, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Life Science Equipment	$45,991,206	—	—	$45,991,206
Banks	41,436,480	—	—	41,436,480
Information Technology Services	33,781,459	—	—	33,781,459
Semiconductor Devices	32,522,064	—	—	32,522,064
Apparel, Footwear & Accessory Design	31,416,937	—	—	31,416,937
P&C Insurance	29,993,898	—	—	29,993,898
Industrials	27,574,090	—	—	27,574,090
Oil & Gas Services & Equipment	24,706,784	—	—	24,706,784
Technology Distributors	17,367,512	—	—	17,367,512
Communications Equipment	15,519,938	—	—	15,519,938
Industrial Distribution & Rental	14,069,631	—	—	14,069,631
Application Software	13,171,752	—	—	13,171,752
Other Wholesalers	12,780,563	—	—	12,780,563
Cement & Aggregates	11,999,093	—	—	11,999,093
Health Care Supply Chain	8,528,235	—	—	8,528,235
Publishing & Broadcasting	8,168,107	—	—	8,168,107
Packaged Food	7,434,595	—	—	7,434,595
Financials	7,210,500	—	—	7,210,500
Aircraft & Parts	6,863,536	—	—	6,863,536

Investments	Level 1	Level 2	Level 3	Total
Flow Control Equipment	$6,844,657	—	—	$6,844,657
Agricultural Machinery	6,284,392	—	—	6,284,392
Real Estate Services	5,215,850	—	—	5,215,850
Containers & Packaging	4,755,565	—	—	4,755,565
Retailing	4,641,670	—	—	4,641,670
Basic & Diversified Chemicals	3,990,312	—	—	3,990,312
Other Commercial Services	3,706,925	—	—	3,706,925
Electrical Components	3,429,475	—	—	3,429,475
Metal Service Center & Other Wholesalers	2,047,614	—	—	2,047,614
Insurance Brokers	114,738	—	—	114,738
Preferred Stocks
Industrials	177,560	—	—	177,560
Short-Term Investments	—	$93,959,393	—	93,959,393
	$431,745,138	$93,959,393	—	$525,704,531

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended February 28, 2022.

The Fund did not hold derivatives during the period ended February 28, 2022.

NOTE 2 — Federal Income Tax

The cost of investment securities held at February 28, 2022 (excluding short-term investments), was $287,733,028 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$147,340,965
Gross unrealized depreciation:	(3,328,855)
Net unrealized appreciation:	$144,012,110